Compensation Expense Relating to Share Options and RSU (Detail) (Stock Options And Restricted Stock Units) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenues USD ($)	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2013 Selling expenses USD ($)	Dec. 31, 2013 Selling expenses CNY	Dec. 31, 2012 Selling expenses CNY	Dec. 31, 2011 Selling expenses CNY	Dec. 31, 2013 General and administrative expenses USD ($)	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2013 Research and development expenses USD ($)	Dec. 31, 2013 Research and development expenses CNY	Dec. 31, 2012 Research and development expenses CNY	Dec. 31, 2011 Research and development expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share Based Compensation	$ 439	2,660	7,782	38,331	$ 39	234	2,971	5,177	$ 72	436	971	4,223	$ 322	1,951	3,264	27,929	$ 6	39	576	1,002